Financial instruments and fair values	12 Months Ended
Mar. 29, 2026
Financial Instruments And Fair Value Measurement [Abstract]
Financial instruments and fair values	Financial instruments and fair values
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature, where fair value approximates carrying values:

	March 29, 2026					March 30, 2025
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Derivatives included in other current assets	—	4.4	—	4.4	4.4	—	24.2	—	24.2	24.2
Derivatives included in other long-term assets	—	0.2	—	0.2	0.2	—	—	—	—	—
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	2.8	—	2.8	2.8	—	2.6	—	2.6	2.6
Earn-Out included in accounts payable and accrued liabilities (note 20)	—	—	—	—	—	—	—	9.0	9.0	9.0
Term Loan	—	410.6	—	410.6	417.6	—	412.0	—	412.0	413.1
Derivatives included in other long-term liabilities	—	0.3	—	0.3	0.3	—	—	—	—	—
Put option liability included in other long-term liabilities	—	—	37.4	37.4	37.4	—	—	39.0	39.0	39.0
Contingent consideration included in other long-term liabilities	—	—	0.5	0.5	0.5	—	—	1.5	1.5	1.5
In connection with the Japan Joint Venture, for the year ended March 29, 2026, the Company recorded a decrease of JPY93.5m ($0.9m, excluding translation gains of $0.1m) on the remeasurement of the contingent consideration. The Company recorded an increase of JPY234.9m ($2.3m, excluding translation gains of $3.9m) on the remeasurement of the put option liability during the year ended March 29, 2026. The change in fair value of the put option liability was driven by progression through the 10-year term, whereas the change in fair value of the contingent consideration was driven by the extension in term.
For the year ended March 30, 2025, the Company recorded a decrease of JPY1,824.3m ($16.2m, excluding translation losses of $0.1m) on the remeasurement of the contingent consideration. The Company recorded an increase of JPY795.1m ($9.6m, excluding translation gains of $2.2m) on the remeasurement of the put option liability during the year ended March 30, 2025. During the first quarter ended June 30, 2024, the Company and Sazaby League amended the Japan Joint Venture Agreement to extend the period by which the deferred contingent consideration is payable if an agreed cumulative adjusted EBIT target is not reached through the period ended June 30, 2026 to April 2, 2028.